Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 26, 2023 Party $ / shares	Feb. 06, 2023 Decimal Party $ / shares	Apr. 28, 2022 Party $ / shares	Feb. 07, 2022 Party Decimal $ / shares	Aug. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares Party $ / shares	Dec. 31, 2022 USD ($) shares Party $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares						$ 123.72	$ 99.32
Number of other equity instruments exercised or vested in share-based payment arrangement					28,442
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding						726,572	1,106,883
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted						5,979,201
Share-based compensation award, vesting period						3 years
Compensation expense | $						$ 0.2	$ 0.4
Number of share options granted | Party						0	0
Deferred Share Unit
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation award, vesting period						1 year
Mark-to-market gain (loss) in personnel expenses | $						$ 4.5	$ 1.3
Liabilities from share-based payment transactions | $						35.8		$ 2.9
Deferred Share Unit | Trade and Other Payables
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liabilities from share-based payment transactions | $						2.9	31.0
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 6.0	$ 6.9
Number of equity instruments granted						63,000	74,000
Weighted average price per share repurchased common shares | $ / shares						$ 115.13	$ 83.28
Share repurchase premium | $						$ 18.3	$ 1.2
Number of outstanding instruments						192,000	272,000		272,000
Number of other equity instruments exercised or vested in share-based payment arrangement						145,000	49,000
Number of other equity instruments forfeited in share-based payment arrangement						2,000	13,000
Restricted Share Units | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average price per share repurchased common shares | $ / shares					$ 104.28
Share repurchase premium | $					$ 0.8
Number of other equity instruments cancelled in share-based payment arrangement					22,876
Number of other equity instruments exercised or vested in share-based payment arrangement					14,630
Number of other equity instruments forfeited in share-based payment arrangement					8,246
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party	7,632	55,400	10,815	63,404
Fair value of RSU granted, per unit | $ / shares	$ 117.85	$ 115.51	$ 83.28	$ 98.27
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments						116,368	171,790
Restricted Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted	7,632	38,275	10,815	39,750
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 7.3	$ 7.3
Number of equity instruments granted						55,000	63,000
Weighted average price per share repurchased common shares | $ / shares						$ 115.13	$ 104.53
Share repurchase premium | $						$ 36.6	$ 1.8
Number of outstanding instruments						184,000	261,000		226,000
Number of other equity instruments exercised or vested in share-based payment arrangement						267,000	6,000
Number of other equity instruments forfeited in share-based payment arrangement						3,000	19,000
Performance Share Units | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average price per share repurchased common shares | $ / shares					$ 104.28
Share repurchase premium | $					$ 0.8
Number of other equity instruments cancelled in share-based payment arrangement					41,380
Number of other equity instruments forfeited in share-based payment arrangement					12,938
Performance Share Units | Performance condition [Member] | Sale of CFIs truckload, Temp Control and Mexican nonasset logistics businesses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of other equity instruments cancelled in share-based payment arrangement					18,504
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal		55,400		63,404
Fair value of RSU granted, per unit | $ / shares		$ 135.15		$ 100.43
Performance Share Units | Equity Incentive Plan | Monte Carlo simulation model [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of PSU granted per share | $ / shares		$ 135.15		$ 120.08
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments						116,368	171,790
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal		38,275		39,750
Director Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 1.1	$ 1.2